Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable		R$ 582,315	R$ 567,750
Liabilities assumed in Business Combination		31,618	41,257
Total of provision for tax, civil and labor losses		613,933	609,007	R$ 554,565
Tax proceedings (i)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[1]	575,724	557,782
Total of provision for tax, civil and labor losses		572,724	557,783	502,764
Labor proceedings (ii)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[2]	6,591	9,967
Liabilities assumed in Business Combination	[2]	31,305	41,226
Total of provision for tax, civil and labor losses		37,896	51,193	49,652
Civil proceedings
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable			1
Liabilities assumed in Business Combination		313	31
Total of provision for tax, civil and labor losses		R$ 313	R$ 31	R$ 2,149

[1]	Primarily refers to income tax positions taken by the predecessor Somos (Vasta Predecessor) and the Company (Sucessor) in connection with a corporate restructuring held by the predecessor in . In , given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable jurisprudence on a similar tax case also reached in , the Company reassessed this income tax position and recorded a liability, including interest and penalties, in the Consolidated Carve-out Financial Statements,
[2]	The Company is a party to labor demands, which mostly refer to proportional vacation, salary differential, night shift premium, overtime, social charges, among others. There are no individual labor demands with material values that require specific disclosure.